Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information 1 (Detail) $ in Thousands		12 Months Ended
	May 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$) lawsuit item	Dec. 31, 2018 USD ($) lawsuit item	Dec. 31, 2018 USD ($) item	Jul. 01, 2015	Dec. 31, 2005 plaintiff company
Disclosure Of Other Provisions [Line Items]
Number Of Litigation Matters | item		70,000	70,000
Provisions | $				$ 538,500
Enel Distribucin Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		R$ 796.4
Attorneys Fees		159,300,000
Enel Distribucin Sao Paulo S.A | FINSOCIAL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		216,900,000		55,963
Enel Distribucin Sao Paulo S.A | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		68,200,000		17,596
Enel Distribucin Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		106,100,000		27,375
COFIN/PIS tax rate					4.65%
Enel Distribucin Sao Paulo S.A | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		827,500,000		$ 213,559
Enel Distribucin Sao Paulo S.A | Federal Tax Authority
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		796,400,000
Attorneys Fees		R$ 159.3
Attorneys' fees (as percentage)		20.00%		20.00%
Capital tax paid		R$ 637,100,000
Possible loss		159,300,000	$ 41,101
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		168,000,000		$ 43,346
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		147,400,000		38,031
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | PIS
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		640,700,000		165,309
Enel Distribucin Sao Paulo S.A | Federal Tax Authority | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		151,800,000		39,166
Enel Distribucin Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		238,500,000		61,536
Enel Distribucin Sao Paulo S.A | Tax Authority of the Municipality of So Paulo | Public Lighting Contribution [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		118,700,000		30,626
Enel Distribucin Sao Paulo S.A | Tax Authority of the State of So Paulo
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		151,500,000		39,089
Enel Distribucin Sao Paulo S.A | Tax Authority of the State of So Paulo | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		R$ 107,900,000		$ 27,840
Tax assessments issued | item		5		5
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Companies in contact | company						2
Number of Plaintiff | plaintiff						2
Enel Generacin Fortaleza S.A. [Member] | Brazilian Tax Authority [Member] | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		R$ 86,000,000		$ 22,189
Enel Brasil S A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		284,000,000		73,276
Eletrobrs | Enel Distribucin Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Damages paid	R$ 1,500,000,000
Years for payment of damages	5 years
Estimated amount of litigation proceedings		1,601,400,000		413,286
Sindicato dos Trabalhadores na Indstrias de Energia Eltrica de So Paulo [Member] | Enel Distribucin Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		R$ 109,600,000		28,288
Number Of Litigation Matters | lawsuit		5	5
Furnas Centrais Eletricas S.A. [Member] | Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		R$ 1,875,700		483,948
Tractebel Energia S.A. [Member] | Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		R$ 393,900		$ 101,657